Oct. 31, 2019

HIGHLAND FUNDS I

Highland Long/Short Equity Fund

Highland Healthcare Opportunities Fund

Highland Opportunistic Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.        In the “Performance” section of the Highland Long/Short Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A (inception 12/5/06)
Return Before Taxes	-14.80%	-0.99%	3.71%
Return After Taxes on Distributions	-17.80%	-2.51%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	-8.51%	-1.31%	2.47%
Return Before Taxes
Class C (inception 12/5/06)	-11.25%	-0.50%	3.69%
Class Z (inception 12/5/06)	-9.50%	0.49%	4.64%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes) (inception 12/5/06)	-4.37%	8.48%	13.10%

2.        In the “Performance” section of the Highland Healthcare Opportunities Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A (inception 5/5/08)
Return Before Taxes	6.21%	1.25%	4.91%
Return After Taxes on Distributions	6.17%	0.44%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	3.65%	0.59%	2.92%
Return Before Taxes
Class C (inception 5/5/08)	10.53%	1.78%	4.84%
Class Z (inception 5/5/08)	12.72%	2.77%	5.84%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	-4.37%	8.48%	7.85%
Standard & Poor’s Healthcare Index (reflects no deduction for fees, expenses or taxes)	6.43%	11.12%	11.92%

3.        In the “Performance” section of the Highland Opportunistic Credit Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class Z (inception 5/18/05)
Return Before Taxes	4.12%	-0.28%	11.18%
Return After Taxes on Distributions	1.60%	-3.49%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	1.76%	-1.78%	6.67
Return Before Taxes
Class A (inception 5/18/05)	.013%	-1.27%	10.43%
Class C (inception 5/18/05)	2.20%	-1.13%	10.24%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	1.14%	3.32%	8.29%
HFRX Fixed Income - Corporate Index (reflects no deduction for fees, expenses or taxes)	-2.31%	2.97%	6.52%